INCOME TAXES (Details Narrative)			9 Months Ended				12 Months Ended
	Jan. 17, 2019 USD ($)	Jan. 17, 2019 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S federal income tax rate			21.00%	21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			10.20%	10.20%	10.20%	20.40%
Effective income tax percentage			25.00%	25.00%	25.00%		11.20%	11.20%	11.20%	(9.20%)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage	20.00%	20.00%	20.00%	20.00%	20.00%		25.00%	25.00%	25.00%
Income Tax Examination, Description	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced to 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced to 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced to 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced to 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises
Other income	$ 142,209				¥ 1,000,000				¥ 10,000
Deduction for taxable income	50.00%	50.00%	25.00%	25.00%	25.00%
Favorable income tax rate	10.00%	10.00%	5.00%	5.00%	5.00%
People's Republic of China [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage			2.50%	2.50%	2.50%
Other income			$ 142,209		¥ 1,000,000
People's Republic of China [Member] | Tax Year 2022 [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage			5.00%	5.00%	5.00%
Other income			$ 426,627		¥ 3,000,000
People's Republic of China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Other income	$ 426,627	¥ 3,000,000
People's Republic of China [Member] | Maximum [Member] | Tax Year 2022 [Member]
Operating Loss Carryforwards [Line Items]
Other income			$ 142,209		¥ 1,000,000
Up To HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			8.25%	8.25%	8.25%		8.25%	8.25%	8.25%
Income tax assessable profit			$ 289,855	$ 2,000,000			$ 289,855	$ 2,000,000
Over HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			16.50%	16.50%	16.50%		16.50%	16.50%	16.50%
Income tax assessable profit				$ 2,000,000				$ 2,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Other income	$ 142,209		$ 142,209
25% to the Taxable Income [Member] | People's Republic of China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage	10.00%	10.00%
Other income	$ 426,627	¥ 3,000,000